SHAREHOLDERS' EQUITY (Schedule of Stock Options Outstanding and Exercisable) (Details) (Employee Stock Option [Member], USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	144,726
Weighted average remaining contractual life (years)	3 years 9 months 18 days
Options exercisable	47,614
Weighted average remaining contractual of options exercisable (years)	1 year 11 months 5 days
$ 3.40 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	$ 3.40
Exercise Price, maximum	$ 3.40
Options outstanding	375
Weighted average remaining contractual life (years)	2 years 11 months 19 days
Options exercisable	250
Weighted average remaining contractual of options exercisable (years)	2 years 11 months 19 days
$ 3.80 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	$ 3.80
Exercise Price, maximum	$ 3.80
Options outstanding	6,987
Weighted average remaining contractual life (years)	2 years 11 months 19 days
Options exercisable
Weighted average remaining contractual of options exercisable (years)
$ 3.87 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	$ 3.87
Exercise Price, maximum	$ 3.87
Options outstanding	90,000
Weighted average remaining contractual life (years)	4 years 10 months 6 days
Options exercisable
Weighted average remaining contractual of options exercisable (years)
$ 8.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	$ 8.00
Exercise Price, maximum	$ 8.00
Options outstanding	5,749
Weighted average remaining contractual life (years)	2 years 3 months
Options exercisable	5,749
Weighted average remaining contractual of options exercisable (years)	2 years 3 months
$ 9.91 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	$ 9.91
Exercise Price, maximum	$ 9.91
Options outstanding	375
Weighted average remaining contractual life (years)	1 month 21 days
Options exercisable	375
Weighted average remaining contractual of options exercisable (years)	1 month 21 days
$ 20.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	$ 20.00
Exercise Price, maximum	$ 20.00
Options outstanding	8,660
Weighted average remaining contractual life (years)	0 years
Options exercisable	8,660
Weighted average remaining contractual of options exercisable (years)	0 years
$ 33.60 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	$ 33.60
Exercise Price, maximum	$ 33.60
Options outstanding	3,750
Weighted average remaining contractual life (years)	4 years 2 months 27 days
Options exercisable	3,750
Weighted average remaining contractual of options exercisable (years)	4 years 2 months 27 days
$ 47.70 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	$ 47.70
Exercise Price, maximum	$ 47.70
Options outstanding	15,000
Weighted average remaining contractual life (years)	1 year 3 months
Options exercisable	15,000
Weighted average remaining contractual of options exercisable (years)	1 year 3 months
$ 50.40 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	$ 50.40
Exercise Price, maximum	$ 50.40
Options outstanding	13,430
Weighted average remaining contractual life (years)	3 years 3 months
Options exercisable	13,430
Weighted average remaining contractual of options exercisable (years)	3 years 2 months 27 days
$ 60.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	$ 60.00
Exercise Price, maximum	$ 60.00
Options outstanding	400
Weighted average remaining contractual life (years)	7 months 17 days
Options exercisable	400
Weighted average remaining contractual of options exercisable (years)	7 months 17 days